Employee benefits - Pension and Other Post-employment Benefits - Weighted Average Assumptions to Determine Benefit Obligation (Detail)	Oct. 31, 2019	Oct. 31, 2018
Defined benefit pension plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.00%	4.00%
Rate of increase in future compensation	3.30%	3.30%
Other post employment benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.30%	4.10%
Healthcare cost trend rates
- Medical	3.50%	3.50%
- Dental	3.10%	3.10%